Subsequent events	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
13.
Subsequent events

On July 16, 2026, the Company become aware, through publicly available court records, that the Brazilian Federal Public Defender’s Office (Defensoria Pública da União), acting on behalf of certain indigenous organizations opposed to the Project, has filed a Suspensão de Tutela Provisória (an application to suspend provisional relief) directly with the President of the Brazilian Supreme Federal Court (Supremo Tribunal Federal). The Company has not yet been formally served with the filing. The application is not a new lawsuit and does not introduce any new allegations or new underlying facts. The application a procedural request within the scope of an existing Public Civil Action that was originally filed by the Brazilian Federal Public Prosecutor’s Office in December 2016 and has been the subject of extensive litigation over the past several years. The application seeks to overturn the recent decisions of the Federal Regional Court of the First Region that were issued in favor of the Company and the Indigenous Mura Council (Conselho Indígena Mura), and to suspend installation activities related to the Project.